Subordinated Debentures-Schedule of Net of Holdings in Debentures (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	[1]	$ 8,469	$ 6,334
June 2025 | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		June 2025
Interest rate		8.90%
Description of Term	[2]	Redeemable at any time.
Carrying value	[1]	$ 253	255
December 2025 | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	[3]	December 2025
Interest rate		4.50%
Description of Term	[2]	US$1,250 million. Interest will be payable semi-annually in arrears on June 16 and December 16 of each year, until maturity in December 2025.
Carrying value	[1]	$ 1,690	1,547
March 2027 | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	[3]	March 2027
Interest rate		2.58%
Description of Term	[2]	On March 30, 2022, the Bank redeemed these notes at 100% of their principal amount plus accrued interest to the redemption date.
Carrying value	[1]		1,156
January 2029 | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	[3]	January 2029
Interest rate		3.89%
Description of Term	[2]	Redeemable on or after January 18, 2024. After January 18, 2024, interest will be payable at an annual rate equal to the three-month bankers’ acceptance rate plus 1.58%.
Carrying value	[1]	$ 1,770	1,771
July 2029 | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	[3]	July 2029
Interest rate		2.836%
Description of Term	[2]	Redeemable on or after July 3, 2024. After July 3, 2024, interest will be payable at an annual rate equal to the three-month bankers’ acceptance rate plus 1.18%.
Carrying value	[1]	$ 1,459	1,510
August 2085 | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	[4]	August 2085
Description of Term	[2]	US$57 million bearing interest at a floating rate of the offered rate for six-month US$ LIBOR plus 0.125%. Redeemable on any interest payment date.
Carrying value	[1]	$ 78	95
May 2037 | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	[3]	May 2037
Interest rate		4.588%
Description of Term	[2]	US$1,250 million. Redeemable between April 12, 2027, and May 4, 2032. On May 4, 2032, interest will reset at the then prevailing 5-year US treasury rate plus 2.050%.
Carrying value	[1]	$ 1,644	0
May 2032 | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	[3]	May 2032
Interest rate		3.934%
Description of Term	[2]	Redeemable on or after May 3, 2027. After May 3, 2027, interest will be payable quarterly at the then prevailing three-month bankers’ acceptance rate plus 1.52%.
Carrying value	[1]	$ 1,575	$ 0

[1]	The carrying value of subordinated debentures may differ from par value due to the impact of fair value hedges used for managing interest rate risk and subordinated debentures held for market-making purposes.
[2]	In accordance with the provisions of the Capital Adequacy Guideline of the Superintendent, all redemptions are subject to regulatory approval and subject to the terms in the relevant prospectus.
[3]	These debentures contain non-viability contingent capital (NVCC) provisions. Under such NVCC provisions, outstanding debentures are convertible into a variable number of common shares if OSFI announces that the Bank has ceased, or is about to cease, to be viable, or if a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection, or equivalent support, from the federal government or any provincial government or political subdivision or agent thereof without which the Bank would have been determined by OSFI to be non-viable. If such a conversion were to occur, the debentures would be converted into common shares pursuant to an automatic conversion formula defined as 150% of the par value plus accrued and unpaid interest divided by the conversion price. The conversion price is based on the greater of: (i) a floor price of $5.00 or, where applicable, the US dollar equivalent of $5.00 (subject to, in each case, adjustments in certain events as set out in the respective prospectus supplements), and (ii) the current market price of the Bank’s common shares at the time of the trigger event (10-day weighted average), where applicable converted from CAD to USD.
[4]	During the year, the Bank purchased for cancellation approximately US$19 million subordinated debentures due 2085.